UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07850

                             PNC Advantage Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

                                     Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                             Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-364-4890

Date of fiscal year end:  May 31

Date of reporting period: November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT November 30, 2010

(Unaudited)

PNC Advantage

Institutional Money

Market Funds

PNC

ADVANTAGE FUNDS

PNC ADVANTAGE FUNDS SEMI - ANNUAL REPORT PNC Advantage Institutional Government Money Market Fund PNC Advantage Institutional Money Market Fund PNC Advantage Institutional Treasury Money Market Fund	TABLE OF CONTENTS
	Message from the Co-Chairmen	1
	Message from the President	2
	Summary of Portfolio Holdings/Expense Tables	6
		Financial Highlights	Schedules of Investments
	Advantage Institutional Government Money Market Fund	8	11
	Advantage Institutional Money Market Fund	9	13
	Advantage Institutional Treasury Money Market Fund	10	17
	Investment Abbreviations & Definitions		19
	Statements of Assets and Liabilities		20
	Statements of Operations		22
	Statements of Changes in Net Assets		23
	Notes to Financial Statements		25
	Proxy Voting and Quarterly Schedules of Investments		31

This material must be preceded or accompanied by a prospectus or summary prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Advantage Institutional Government Money Market Fund, the PNC Advantage Institutional Money Market Fund and the PNC Advantage Institutional Treasury Money Market Fund (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at pncfunds.com. Please read it carefully before you invest or send money.

		NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

PNC Capital Advisors, LLC (PCA), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by Professional Funds Distributor LLC (PFD), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with PCA and is not a bank.

©2011 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PNC Advantage Funds

MESSAGE FROM THE CO-CHAIRMEN

January 2011

Dear Shareholders:

We are pleased to provide you with important information about your investments in PNC Advantage Funds, as well as a review of financial markets and events shaping global markets. As of November 30, 2010, total assets of PNC Advantage Funds decreased slightly from $930 to $924 million.

The Board of Trustees recently elected John “Jack” G. Drosdick as a Trustee of PNC

Advantage Funds. We are pleased to welcome Jack, whose business and leadership experience will be valuable to both the Board and the shareholders we serve.

We encourage investors who have questions about their investments to call Shareholder Services at (800) 364-4890 or visit pncfunds.com.

Thank you for investing with PNC Advantage Funds and best wishes for a happy and healthy new year.

Sincerely,

John R. Murphy	Robert D. Neary
Co-Chairman	Co-Chairman

PNC Advantage Funds

MESSAGE FROM THE PRESIDENT

“…the labor market struggled to improve materially…”

Dear Shareholders:

We are pleased to present this semi-annual report for the PNC Advantage Funds as of November 30, 2010.

The six months ended November 30, 2010 were rewarding ones as PNC Capital Advisors, LLC and the PNC Advantage Funds saw synergistic management, cost and other business benefits of the September 2009 merger of PNC Capital Advisors, Inc., investment adviser to PNC Funds, Inc., with its affiliate Allegiant Asset Management Company.

We continue to believe that by offering the opportunity to diversify your investments among an array of taxable and tax-exempt fixed income, equity and money market mutual funds, PNC Capital Advisors, LLC may help you and your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of portfolio investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the financial markets, especially given the somewhat roller-coaster nature of economic and market conditions during the six-month period.

Economic Review

U.S. economic growth decelerated during the six months ended November 30, 2010 compared to the first months of the calendar year, remaining positive but somewhat tepid. Real Gross Domestic Product (“GDP”) had grown 3.7% in the first quarter of 2010, but then increased a somewhat more modest 1.7% and 2.5% in the second and third quarters of 2010, respectively. According to the Survey of Professional Forecasters by the Federal Reserve Bank of Philadelphia, real GDP is expected to grow at an annualized rate of 2.2% in the fourth quarter of 2010.

As the semi-annual period began in June 2010, nearly every housing market indicator had weakened, with the homebuyers’ tax credit having expired at the end of April 2010. Automobile sales downshifted by nearly 5% in June, and employment figures had virtually stalled. The manufacturing sector, however, continued to expand with the export sector still healthy despite the strength of the U.S. dollar compared to the euro.

During the third calendar quarter, economic data stabilized. Consumer spending rebounded as did private investment in equipment and software. Durable goods orders remained firm. Corporate earnings growth was positive, and corporate profits for U.S. companies rose to record levels during the third quarter of 2010, according to the Bureau of Economic Analysis. Production measures, such as industrial production, automotive sales and the Institute of Supply Management (ISM) Manufacturing Index, also indicated economic growth. Still, the labor market struggled to improve materially, with the unemployment rate seemingly stuck well above 9% and the level of claims for unemployment benefits remaining elevated. The housing market also remained stagnant. The Federal Reserve (the “Fed”) announced its decision in July to reinvest principal payments from the Fed mortgage portfolio in Treasury debt. The Fed reiterated the potential for further quantitative easing in its September statement when it noted that the “pace of the recovery is likely to be modest in the near term” and added that it was “prepared to provide additional accommodation if needed to support the economic recovery.”

Economic data released in October indicated that consumer spending continued to grow, with reports of personal spending and retail sales exceeding expectations. In November, economic

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

data in the U.S. continued to improve, with retail sales picking up and the labor market showing signs of firming. With the level of core inflation below its comfort zone and interest rates already near zero, the Fed finally announced in November, after much anticipation, a new large-scale asset purchase program. The Fed committed to purchase $600 billion of Treasury securities by the end of the second quarter of 2011. Along with the principal and interest reinvestment from its existing portfolio, the Fed will be purchasing approximately $100 billion of Treasury securities per month for eight months. Fed chairman Ben Bernanke described the intentions of the program as including lower interest rates and higher stock prices leading to increased consumer confidence and spending.

Fixed Income

Concerns about stalling economic growth, combined with mounting anticipation of government bond purchases by the Fed to expand the money supply and the hangover from the European debt crisis, overrode “bond bubble” fears and strong equity market performance to press interest rates and U.S. Treasury yields lower through September 2010. Indeed, the third calendar quarter was the third consecutive quarter the Treasury market rallied. Still, outperforming U.S. Treasuries were corporate bonds — both high yield and investment grade — which rallied with stocks, as paltry interest rates encouraged investors to reach for more yield. Commercial mortgage-backed securities also performed well. Municipal bonds benefited through the third calendar quarter both from the reach for yield and from expectations of higher tax rates, in spite of increased default worries triggered by headline-making state and local government financial woes. Through September, the most notable lagging U.S. fixed income sector was agency mortgage-backed securities. Record low interest rates spurred a wave of home mortgage refinancing, which detracted from the performance of these mortgage-backed securities. Anticipation of the impact of the Fed’s quantitative easing and speculation about the possible lowering of refinancing standards by Fannie Mae and Freddie Mac also had a negative impact on mortgage-backed securities. (It should be noted that while many investors migrated from money market funds to longer-duration assets via short- to intermediate-term taxable and tax-exempt bond funds during the semi-annual period in search of higher yields, investing in bond funds does involve greater risk than investing in money market funds. For example, if interest rates rise, bond fund values could decline.)

The U.S. fixed income market was weaker in October and November. Investors focused on the mid-term elections, on the Fed’s official announcement of a $600 billion bond purchase program and on re-emerging sovereign debt concerns in Europe, as Ireland received financial aid and bonds of other peripheral European countries came under pressure. While the labor and housing markets remained soft, the underlying trend in U.S. economic data continued to improve. During these two months, the U.S. Treasury market lost ground, as yields moved higher across the yield curve. Performance in non-Treasury sectors was mixed. Residential and commercial mortgage-backed securities outperformed similar-duration Treasuries. Investment grade and high yield corporate bonds were weaker in comparison. The tax-exempt bond market experienced a correction as technicals, or the supply/demand balance, became less favorable.

For the semi-annual period overall, two-year Treasury yields fell 31 basis points (a basis point is 1/100th of a percentage point) to 0.45%; 10-year Treasury yields dropped 50 basis points to 2.81%; and 30-year Treasury yields declined 10 basis points to 4.12%.

“While the labor and housing markets remained soft, the underlying trend in U.S. economic data continued to improve.”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

PNC Advantage Funds

MESSAGE FROM THE PRESIDENT

“...the Fed maintained the targeted federal funds rate near zero...”

Equities

Virtually all of the major U.S. equity indices enjoyed solid gains during the six months ended November 30, 2010, as the equity market rally that began in early March 2009 continued but not without high volatility and significant fluctuation in investor sentiment.

As the semi-annual period began in June 2010, the U.S. equity market struggled. Investors had become somewhat skeptical of the economic recovery at home and worries about escalating sovereign debt crises in Greece and peripheral Europe, fears of government policy tightening in China that might start to cool economic growth there, and announcements regarding U.S. financial regulation reform combined to renew concerns about global economic growth.

In dramatic contrast, most of the major U.S. equity indices enjoyed their best gains in a year during July due in large part to markets globally stabilizing. Then, in August, fears of a double-dip recession dominated and jobs data indicated there may be some waning momentum in the U.S. labor market. The U.S. equity market declined. An equity market rally subsequently began just before Labor Day and continued through October, supported by data indicating a re-acceleration of the U.S. economy following reports of downward GDP revisions for the second calendar quarter. Also, a soft landing for the Chinese economy at a rather high level of GDP growth quelled concerns about global demand. Statements by the Fed regarding further quantitative easing measures and numerous industry conferences reporting corporate profitability in line with or better than consensus estimates helped drive the September/October rally as well. Indeed, the September/October performances for both the Dow Jones Industrial Average and the S&P 500® Index were their best since 1998.

Despite decent U.S. economic news, the U.S. equity market ended the month of November lower based on some profit-taking following the strong September/October rally as well as on continuing worries about debt problems in Europe, renewed concerns about the potential for slower growth but higher commodity-based inflation in China and possible compromises regarding the extension of Bush tax cuts. However, losses were slight.

For the semi-annual period overall, mid-cap stocks within the U.S. equity market performed best, followed by small-cap stocks and then large-cap stocks. Growth stocks materially outperformed value stocks across the capitalization spectrum. (All as measured by the Russell Investments indices.)

International equity markets overall, as measured by the MSCI EAFE® Index, surged even more strongly than U.S. stocks despite continued economic and political uncertainty, including sovereign debt concerns in the PIIGS nations (Portugal, Italy, Ireland, Greece and Spain). International equities experienced double-digit gains as many companies worldwide posted solid earnings and cited improving business conditions in many markets. Driven by Germany’s robust economic engine, business confidence firmed across Europe. Also during the semi-annual period, European regulators announced that all but seven of 91 of the continent’s largest banks passed the stress test administered to analyze the financial soundness of the beleaguered banking industry. Elsewhere, the Japanese government intervened in the world currency markets to slow the ascent of its currency, the yen. Meanwhile, growth in emerging markets equities, as measured by the MSCI Emerging Markets Index, notably outpaced that in international developed markets on a relative basis during the six months ended November 30, 2010. Emerging market equities surged especially strongly amidst reports of robust domestic demand and economic growth as well as of heightened merger and acquisition activity, strong currencies and soaring commodity prices.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

Money Markets

Throughout the semi-annual period, the Fed maintained the targeted federal funds rate near zero, and thus yields in the taxable and tax-exempt money markets remained at low levels.

Our View Ahead

We firmly believe that we are not facing a double-dip in the U.S. economy, but rather a typical mid-cycle slowdown. At the same time, we believe U.S. GDP growth may remain moderate through late 2011 when growth may accelerate. In our view, the financial markets continue to grapple with three critical issues affecting economic growth. First is the outcome of much politically-hyped debate surrounding tax policy for income, dividends and capital gains, which as of the end of the annual period had yet to be resolved. Second is the strength of the domestic consumer, given that the U.S. will not become an export-oriented economy and unemployment remains persistently high. Third, there will need to be some address by the Congress and the Administration to the growing U.S. fiscal deficit.

Looking forward for U.S. equities, then, we believe that earnings growth rates have likely peaked, consistent with falling GDP estimates. According to Thompson Reuters, 2011 earnings growth estimates have fallen from 25% in January 2010 to less than 13% November 2010. Future upside in equities will likely be driven by declines in the risk premium, primarily the result of a tax cut extension. We believe large-cap equities provide the most attractive option based on valuation and international exposure. International equities remain attractive as well, in our view. While growth rates in emerging markets have declined since double-digit highs, growth still remains strong although higher inflation remains a concern.

As for the fixed income market, our position reflects what we believe is its asymmetric risk profile. With rates at the short-term end of the yield curve anchored close to zero, the intermediate- and long-term segments of the yield curve have experienced a significant rally since the spring — even with rates moving higher in October and November. Low nominal yields create an asymmetric risk profile because total returns are sensitive to modest changes in interest rates. The low interest rate environment punishes securities with low risk premiums, such as U.S. Treasuries, relative to bonds with higher yields. The efficacy of additional quantitative easing has been the source of much speculation, but we believe that quantitative easing policies may impact interest rates less than predicted by some market pundits. We believe that intermediate- and long-term interest rates could rise in the coming months. In turn, we continue to favor non-Treasury sectors over the U.S. Treasuries, with a particular eye toward corporate bonds, which we believe should perform well given improved corporate balance sheets and the health of investment grade corporations.

We commend you for maintaining a long-term perspective as a basic tenet of your investment approach and for being a part of the PNC Advantage Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

“We believe that intermediate- and long- term interest rates could rise in the coming months.”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010
Kevin A. McCreadie
President, PNC Advantage Funds
President and Chief Investment Officer
PNC Capital Advisors, LLC

PNC Advantage Funds

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLES

(Unaudited)

The table below presents portfolio holdings as of November 30, 2010 as a percentage of total investments.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Commercial Paper	–	35.1%	–
Repurchase Agreements	–	16.5	–
U.S. Government Agency Obligations	50.5%	13.6	–
Asset Backed Commercial Paper	–	12.4	–
Municipal Securities	–	10.7	–
Affiliated Money Market Fund	–	3.4	–
Money Market Fund	1.6	2.4	1.2%
Bank Note	–	1.9	–
Certificates of Deposit	–	1.4	–
Corporate Bonds	–	1.1	–
Funding Agreement	–	1.0	–
U.S. Treasury Obligations	47.9	0.5	98.8
	100.0%	100.0%	100.0%

All mutual funds have operating expenses. As a shareholder of a Fund, you could incur operating expenses including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2010 to November 30, 2010).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio*,**	Expenses Paid During Period***
	Institutional Government Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,000.24	0.14%	$0.70
Hypothetical****
Institutional Shares	1,000.00	1,024.37	0.14	0.71
	Institutional Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,000.37	0.21%	$1.05
Advisor Shares	1,000.00	1,000.37	0.21	1.05
Hypothetical****
Institutional Shares	1,000.00	1,024.02	0.21	1.07
Advisor Shares	1,000.00	1,024.07	0.21	1.07

PNC Advantage Funds

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLES

(Unaudited)

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio*,**	Expenses Paid During Period***
	Institutional Treasury Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,000.06	0.12%	$0.60
Service Shares(1)	1,000.00	1,000.01	0.12	0.60
Hypothetical****
Institutional Shares	1,000.00	1,024.47	0.12	0.61
Service Shares(1)	1,000.00	1,024.52	0.12	0.61

(1)

Actual expense calculations for Service Shares is based on data since commencement of operations beyond seed capital (October 29, 2010) and Hypothetical expense calculations for the share class assumes the share class has been in existence for 183 days.

*	See Note 3 in Notes to Financial Statements.

**	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2010 to November 30, 2010).

***

Expenses are equal to each share class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

****	Assumes annual return of 5% before expenses.

PNC Advantage Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Institutional Government Money Market Fund(1)
	Institutional Shares
	2010*	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00

Net Investment Income†	– **	– **
Realized and Unrealized Gain (Loss) on Investments	– **	–

Total from Investment Operations	–	–
Dividends from Net Investment Income	– **	– **
Distributions from Net Realized Capital Gains	–	–

Total Distributions	–	–

Net Asset Value, End of Period	$1.00	$1.00

Total Return	0.02%	0.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$25,021	$15,005

Ratio of Expenses to Average Net Assets	0.14%	0.10%

Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%

Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.64%	0.61%

Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.45)%	(0.45)%

* For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1)

Commencement of operations of the Advisor and Service Shares for the Institutional Government Money Market Fund was October 1, 2009. At November 30, 2010, net assets of each of these share classes amounted to $10, representing initial seed capital. There was no other shareholder activity in these share classes during the reporting period; therefore, no information is presented.

(2)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

PNC Advantage Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Institutional Money Market Fund(1)
	Institutional Shares						Advisor Shares(2)
	2010*	2010	2009	2008	2007	2006	2010*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– **	– **	0.01	0.04	0.05	0.04	– **	– **	0.01	0.04	0.04	–
Realized and Unrealized Gain (Loss) on Investments	– **	– **	– **	– **	– **	–	– **	– **	– **	– **	– **	–

Total from Investment Operations	–	–	0.01	0.04	0.05	0.04	–	–	0.01	0.04	0.04	–

Dividends from Net Investment Income	– **	– **	(0.01)	(0.04)	(0.05)	(0.04)	– **	– **	(0.01)	(0.04)	(0.04)	–
Distributions from Net Realized Capital Gains	–	–	–	–	–	–	–	–	–	–	–	–

Total Distributions	–	–	(0.01)	(0.04)	(0.05)	(0.04)	–	–	(0.01)	(0.04)	(0.04)	–

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.04%	0.12%	1.46%	4.43%	5.32%	4.00%	0.04%	0.10%	1.41%	4.38%	3.68%	N/A
Ratios/Supplemental Data
Net Assets End of Period (000)	$748,972	$864,478	$2,406,236	$2,289,971	$2,112,795	$1,521,950	$133,236	$35,123	$206,979	$266,866	$529	$–
Ratio of Expenses to Average Net Assets(3)	0.21%	0.19%	0.19%	0.16%	0.15%	0.17%	0.21%	0.21%	0.24%	0.21%	0.20%	N/A
Ratio of Net Investment Income to Average Net Assets	0.07%	0.14%	1.41%	4.32%	5.19%	4.10%	0.07%	0.10%	1.45%	4.27%	5.14%	N/A
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.23%	0.22%	0.21%	0.18%	0.18%	0.22%	0.23%	0.26%	0.26%	0.23%	0.23%	N/A
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.05%	0.11%	1.39%	4.30%	5.16%	4.05%	0.05%	0.05%	1.43%	4.25%	5.11%	N/A

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations of the Service Shares for the Institutional Money Market Fund was October 1, 2009. At November 30, 2010, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)

Advisor Shares are available to individual and institutional investors through a financial intermediary. During the year ended May 31, 2006, there was no shareholder activity in this share class; therefore, no ratios or total return are presented.

(3)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

PNC Advantage Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Institutional Treasury Money Market Fund
	Institutional Shares		Service Shares(1)
	2010*	2010(2)	2010*
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Net Investment Income†	– **	– **	– **
Realized and Unrealized Gain (Loss) on Investments	– **	– **	– **

Total from Investment Operations	–	–	–

Dividends from Net Investment Income	– **	– **	– **
Distributions from Net Realized Capital Gains	–	–	–

Total Distributions	–	–	–

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.01%	0.01%	0.00%

Ratios/Supplemental Data
Net Assets End of Period (000)	$16,772	$15,090	$360
Ratio of Expenses to Average Net Assets	0.12%	0.08%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.43%	0.61%	0.60%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.30)%	(0.52)%	(0.47)%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations of the Service Shares for the Advantage Institutional Treasury Money Market Fund was October 1, 2009. Service Shares commenced operations beyond seed capital on October 29, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.4%
Federal Farm Credit Bank — 6.2%
Federal Farm Credit Bank
3.500%, 01/18/11	$350	$352
3.000%, 03/03/11	195	196
Federal Farm Credit Bank (FRN)
0.200%, 12/17/10	1,000	1,000

		1,548
Federal Home Loan Bank — 15.1%
Federal Home Loan Bank (DN)
0.180%, 12/08/10	250	250
0.180%, 01/26/11	435	435
0.180%, 02/18/11	1,100	1,099
Federal Home Loan Bank (FRN)
0.230%, 05/26/11	1,000	1,000
0.250%, 06/07/11	1,000	1,000

		3,784
Federal Home Loan Mortgage Corporation — 11.2%
Federal Home Loan Mortgage Corporation (DN)
0.180%, 12/06/10	400	400
0.175%, 12/14/10	400	400
0.260%, 12/21/10	150	150
0.195%, 02/07/11	400	400
0.205%, 02/22/11	300	300
0.215%, 03/14/11	250	250
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.362%, 03/09/11	500	500
0.350%, 04/01/11	400	400

		2,800
Federal National Mortgage Association — 17.9%
Federal National Mortgage Association (DN)
0.160%, 12/08/10	1,800	1,800
0.180%, 12/13/10	270	270
0.160%, 12/14/10	600	600
0.245%, 01/18/11	300	300
0.155%, 02/09/11	400	400
0.160%, 02/15/11	400	400
0.180%, 03/29/11	400	400
0.200%, 04/26/11	300	299

		4,469
Total U.S. Government Agency Obligations (Cost $12,601)		12,601
U.S. TREASURY OBLIGATIONS — 47.9%
U.S. Treasury Bills† — 47.9%
0.140%, 01/20/11	2,000	1,999
0.129%, 12/16/10	5,000	5,000
0.110%, 12/09/10	5,000	5,000
Total U.S. Treasury Obligations (Cost $11,999)		11,999

	Number of shares	Value (000)
MONEY MARKET FUND — 1.6% AIM Government & Agency Portfolio	389,582	$390
Total Money Market Fund (Cost $390)		390
TOTAL INVESTMENTS — 99.9% (Cost $24,990)*		24,990
Other Assets & Liabilities — 0.1%		31
TOTAL NET ASSETS — 100.0%		$25,021

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 19.

See Notes to Financial Statements.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Money Market Fund	$390	$ –	$–	$ 390
U.S. Government Agency Obligations	–	12,601	–	12,601
U.S. Treasury Obligations	–	11,999	–	11,999

Total Assets – Investments in Securities	$390	$24,600	$–	$24,990

See Notes to Financial Statements.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
BANK NOTE — 1.9%
Banks — 1.9%
Goldman Sachs Promissory Note
0.340%, 02/04/11 (A)	$17,000	$17,000

Total Bank Note (Cost $17,000)		17,000

CERTIFICATES OF DEPOSIT — 1.4%
Yankee — 1.4%
Svenska Handelsbanken NY
0.265%, 01/14/11	8,000	8,000
Toronto Dominion Bank NY
0.253%, 12/09/10	2,000	2,000
Westpac Banking NY
0.340%, 02/04/11	2,300	2,300

Total Certificates of Deposit (Cost $12,300)		12,300

ASSET BACKED COMMERCIAL PAPER† — 12.4%
Financial Services — 12.4%
Alpine Securitization
0.230%, 12/02/10	4,073	4,073
0.240%, 12/10/10	6,000	6,000
Barton Capital
0.240%, 12/06/10	4,700	4,700
Fairway Finance LLC
0.230%, 12/02/10	8,000	8,000
0.250%, 01/12/11	6,000	5,998
Jupiter Securitization LLC
0.230%, 12/13/10	8,000	7,999
Liberty Street Funding LLC
0.240%, 01/04/11	4,250	4,249
Old Line Funding LLC
0.230%, 12/10/10	2,700	2,700
0.250%, 01/04/11	4,500	4,499
0.250%, 01/20/11	10,000	9,996
Starbird Funding
0.250%, 12/27/10	4,350	4,349
Straight-A Funding LLC
0.235%, 12/02/10	5,000	5,000
0.220%, 12/15/10	12,000	11,999
Variable Funding Capital LLC
0.230%, 12/01/10	4,000	4,000
0.240%, 12/07/10	9,000	9,000
Wal-Mart Funding
0.250%, 12/10/10	17,000	16,999

		109,561
Total Asset Backed Commercial Paper (Cost $109,561)		109,561

COMMERCIAL PAPER† — 35.1%
Banks — 24.7%
Australia & New Zealand Banking Group
0.230%, 02/08/11	6,000	5,997
0.250%, 02/18/11	6,000	5,997
Bank of Montreal
0.240%, 02/09/11	3,500	3,498
Barclays US Funding
0.300%, 03/01/11	4,250	4,247
0.361%, 05/10/11	4,250	4,243

	Par (000)	Value (000)

BNP Paribas Finance
0.270%, 12/08/10	$8,000	$8,000
0.250%, 12/20/10	7,300	7,299
Canadian Imperial Bank
0.430%, 01/24/11	5,000	5,000
Commonwealth Bank Australia
0.250%, 12/29/10	2,475	2,474
0.245%, 02/09/11	6,500	6,497
Credit Suisse
0.250%, 12/27/10	7,250	7,249
0.250%, 01/20/11	8,000	7,997
Deutsche Bank Financial LLC
0.260%, 12/30/10	9,000	8,998
0.270%, 01/24/11	8,000	7,997
DnB NOR ASA
0.250%, 12/06/10	9,000	9,000
0.260%, 12/06/10	3,507	3,507
0.250%, 01/31/11	5,000	4,998
HSBC USA
0.240%, 01/31/11	4,000	3,998
0.245%, 02/10/11	4,000	3,998
JPMorgan Chase
0.240%, 12/20/10	10,000	9,999
National Australia Funding Delaware
0.255%, 12/13/10	5,000	5,000
0.250%, 01/05/11	5,000	4,999
0.240%, 02/01/11	7,000	6,997
Nordea North America
0.250%, 12/20/10	8,000	7,999
0.245%, 01/27/11	5,000	4,998
0.280%, 02/14/11	4,000	3,998
Rabobank USA Financial
0.280%, 12/29/10	1,700	1,700
0.240%, 01/24/11	1,899	1,898
0.260%, 02/08/11	8,000	7,996
0.290%, 05/05/11	5,000	4,994
Societe Generale North America
0.240%, 12/01/10	17,000	17,000
Svenska Handelsbanken
0.255%, 12/13/10	6,000	5,999
0.270%, 01/24/11	5,000	4,998
Toronto Dominion Bank
0.300%, 03/08/11	9,000	9,000
Toronto Dominion Holdings USA
0.240%, 01/18/11	5,400	5,398
Westpac Banking
0.260%, 02/01/11	4,000	3,998

		217,965

Consumer Staples — 1.2%
Nestle Capital
0.290%, 12/14/10	5,000	4,999
Procter & Gamble
0.240%, 04/07/11	5,000	4,996

		9,995

Financial Services — 2.9%
American Honda Finance
0.240%, 03/02/11	5,000	4,997
PACCAR Financial
0.250%, 01/25/11	7,200	7,197

See Notes to Financial Statements.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Financial Services — continued
0.250%, 02/18/11	$4,100	$4,098
0.260%, 02/22/11	3,400	3,398
Toyota Motor Credit
0.230%, 02/16/11	6,000	5,997

		25,687

Healthcare — 2.0%
Catholic Health Initiatives
0.260%, 12/09/10	12,000	12,000
0.300%, 01/14/11	1,250	1,250
0.280%, 01/19/11	4,000	4,000

		17,250

Insurance — 1.6%
Metlife Funding Inc. 0.230%, 12/13/10	6,311	6,310
New York Life Capital
0.230%, 12/20/10	3,500	3,500
0.240%, 01/28/11	4,500	4,498

		14,308

Sovereign Agency — 2.7%
European Investment Bank 0.245%, 02/23/11	9,000	8,995
KFW
0.240%, 12/27/10	5,000	4,999
0.240%, 01/14/11	5,000	4,999
0.240%, 02/18/11	5,000	4,997

		23,990
Total Commercial Paper (Cost $309,195)		309,195

CORPORATE BONDS — 1.1%
Banks — 0.5%
Wachovia Bank NA (FRN) 0.366%, 12/02/10	5,000	5,000

Financial Services — 0.6%
General Electric Capital (FRN) 0.356%, 08/15/11	5,000	5,003
Total Corporate Bonds (Cost $10,003)		10,003

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement (FRN) 0.330%, 06/02/11 (A)	9,000	9,000

Total Funding Agreement (Cost $9,000)		9,000

MUNICIPAL SECURITIES — 10.7%
Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series X-2 (VRDN) 0.240%, 07/01/37	10,000	10,000

	Par (000)	Value (000)

Massachusetts — 1.0%
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series Y (VRDN) 0.220%, 07/01/35	$9,000	$9,000

North Carolina — 1.0%
University of North Carolina at Chapel Hill (TECP) 0.260%, 12/01/10	9,000	9,000

Ohio — 2.4%
Ohio State (GO) Series B (VRDN) 0.270%, 03/15/25	4,740	4,740
Ohio State University (RB) Series B (VRDN) 0.270%, 12/01/28	16,020	16,020

		20,760

Rhode Island — 1.7%
Rhode Island Health and Educational Building, Brown University (RB) Series B (VRDN) 0.270%, 09/01/43	14,790	14,790

Texas — 3.5%
Red River Education Finance, Texas Christian University Project (RB) (VRDN) 0.260%, 03/15/35	14,500	14,500
University of Texas (RB) Series B (VRDN) 0.250%, 08/01/39	13,000	13,000
University of Texas (TECP) 0.240%, 12/01/10	3,000	3,000

		30,500
Total Municipal Securities (Cost $94,050)		94,050

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.6%
Federal Farm Credit Bank — 2.7%
Federal Farm Credit Bank (FRN)
0.223%, 02/14/11	6,000	6,001
0.343%, 05/18/11	5,000	5,004
0.400%, 06/01/11	3,750	3,750
0.278%, 08/23/11	9,000	8,999

		23,754

Federal Home Loan Bank — 3.9%
Federal Home Loan Bank 0.350%, 04/01/11	5,000	5,012
Federal Home Loan Bank (DN) 0.170%, 12/27/10	14,775	14,773
0.175%, 01/12/11	5,100	5,099
Federal Home Loan Bank (FRN) 0.280%, 10/20/11	9,000	9,000

		33,884

Federal Home Loan Mortgage Corporation — 4.2%
Federal Home Loan Mortgage Corporation 5.125%, 04/18/11	8,000	8,150
Federal Home Loan Mortgage Corporation (DN)
0.175%, 12/14/10	5,000	5,000
0.180%, 01/10/11	8,445	8,443
0.270%, 06/21/11	9,000	8,986

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — continued
0.235%, 08/29/11	$ 6,272	$6,261

		36,840

Federal National Mortgage Association — 2.8%
Federal National Mortgage Association (DN)
0.270%, 12/29/10	5,000	4,999
0.280%, 07/01/11	18,000	17,970
0.220%, 07/14/11	2,007	2,004

		24,973
Total U.S. Government Agency Obligations (Cost $119,451)		119,451

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bill† — 0.5% 0.185%, 12/30/10	4,000	3,999

Total U.S. Treasury Obligation (Cost $3,999)		3,999

	Number of Shares
MONEY MARKET FUND — 2.4%
AIM STIT Liquid Assets Portfolio	21,514,563	21,515

Total Money Market Fund (Cost $21,515)		21,515

AFFILIATED MONEY MARKET FUND — 3.4%
BlackRock Liquidity Funds TempFund Portfolio††	30,000,000	30,000

Total Affiliated Money Market Fund (Cost $30,000)		30,000

	Par (000)
REPURCHASE AGREEMENTS — 16.4%

Bank of America Securities LLC

0.250% (dated 11/30/10, due 12/01/10, repurchase price $25,000,174, collateralized by Federal Home Loan Mortgage Corporation Notes, Federal Farm Credit Bank Bond and Federal National Mortgage Association STRIP, 4.950% to 6.050%, due 09/15/11 to 08/22/22, total market value $25,500,003)	$25,000	25,000

Deutsche Bank Securities

0.250% (dated 11/30/10, due 12/01/10, repurchase price $25,000,174, collateralized by Federal National Mortgage Association Bond, 7.000%, due 10/01/38, total market value $25,500,000)	25,000	25,000

	Par (000)	Value (000)

Deutsche Bank Securities

0.240% (dated 11/30/10, due 12/01/10, repurchase price $8,000,053, collateralized by U.S. Treasury Note, 0.500%, due 11/30/12, total market value $8,160,094)	$8,000	$8,000

Goldman Sachs

0.250% (dated 11/30/10, due 12/01/10, repurchase price $21,000,146, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 4.000% to 4.500%, due 10/01/40 to 11/01/40, total market value $21,420,000)	21,000	21,000

Goldman Sachs (TLGP)

0.260% (dated 11/30/10, due 12/01/10, repurchase price $20,000,144, collateralized by GE Capital Notes (FDIC), 2.250%, due 03/12/12, total market value $20,400,000)	20,000	20,000

Greenwich Capital

0.260% (dated 11/30/10, due 12/01/10, repurchase price $25,000,181, collateralized by Federal Home Loan Bank Discount Notes, 0.000%, due 02/02/11 to 05/11/11, total market value $25,500,577)	25,000	25,000

JPMorgan Securities

0.240% (dated 11/30/10, due 12/01/10, repurchase price $21,000,140, collateralized by Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 2.984% to 4.908%, due 07/01/40 to 12/01/40, total market value $21,423,279)	21,000	21,000

Total Repurchase Agreements (Cost $145,000)		145,000

TOTAL INVESTMENTS — 99.9% (Cost $881,074)*		881,074
Other Assets & Liabilities — 0.1%		1,134
TOTAL NET ASSETS — 100.0%		$882,208

* Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

†† See Note 3 in Notes to Financial Statements.

(A)	Illiquid Security. Total market value of illiquid securities is $26,000 (000) and represents 2.9% of net assets as of November 30, 2010.

Please see Investment Abbreviations and Definitions on Page 19.

See Notes to Financial Statements.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$30,000	$ –	$–	$ 30,000

Asset Backed Commercial Paper	–	109,561	–	109,561

Bank Note	–	17,000	–	17,000

Certificates of Deposit	–	12,300	–	12,300

Commerical Paper	–	309,195	–	309,195

Corporate Bonds	–	10,003	–	10,003

Funding Agreement	–	9,000	–	9,000

Money Market Fund	21,515	–	–	21,515

Municipal Securities	–	94,050	–	94,050

Repurchase Agreements	–	145,000	–	145,000

U.S. Government Agency Obligations	–	119,451	–	119,451

U.S. Treasury Obligation	–	3,999	–	3,999

Total Assets – Investments in Securities	$51,515	$829,559	$–	$881,074

See Notes to Financial Statements.

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bills† — 98.7%
0.120%, 12/02/10	$2,000	$ 2,000
0.127%, 12/02/10	1,000	1,000
0.133%, 12/02/10	600	600
0.110%, 12/09/10	300	300
0.112%, 12/09/10	2,100	2,100
0.142%, 12/09/10	300	300
0.129%, 12/16/10	2,000	2,000
0.133%, 12/16/10	1,000	1,000
0.135%, 12/16/10	400	400
0.123%, 12/23/10	600	600
0.157%, 12/23/10	300	300
0.118%, 01/06/11	1,000	1,000
0.125%, 01/13/11	1,000	1,000
0.138%, 01/20/11	1,000	1,000
0.140%, 01/20/11	1,000	1,000
0.123%, 02/03/11	1,000	1,000
0.133%, 02/17/11	1,300	1,299

		16,899
Total U.S. Treasury Obligations (Cost $16,899)		16,899

	Number of Shares
MONEY MARKET FUND — 1.2%
Federated U.S. Treasury Cash Reserve Money Market Fund	210,228	210
Total Money Market Fund (Cost $210)		210

TOTAL INVESTMENTS — 99.9% (Cost $17,109)*		17,109
Other Assets & Liabilities — 0.1%		23
TOTAL NET ASSETS — 100.0%		$17,132

*  Also cost for Federal income tax purposes.

†  The rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 19.

See Notes to Financial Statements.

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Money Market Fund	$210	$ –	$–	$ 210

U.S. Treasury Obligations	–	16,899	–	16,899

Total Assets – Investments in Securities	$210	$16,899	$–	$17,109

See Notes to Financial Statements.

PNC Advantage Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

November 30, 2010 (Unaudited)

DN —	Discount Note. The rate shown is the effective yield at purchase date.

FDIC —	Federal Deposit Insurance Corporation

FRN —

Floating Rate Note: the rate shown is the rate in effect on November 30, 2010, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO —	General Obligation

LLC —	Limited Liability Company

MTN —	Medium Term Note

RB —	Revenue Bond

TECP —	Tax Exempt Commercial Paper

TLGP —	Temporary Liquidity Guarantee Program

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2010, and the date shown is the final maturity date, not the next reset or put date.

PNC Advantage Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2010 (Unaudited)

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund

ASSETS
Investments in non-affiliates at value	$24,990	$706,074	$17,109
Investments in repurchase agreements at value	–	145,000	–
Investments in affiliates at value	–	30,000	–
Total Investments at value(1)	24,990	881,074	17,109
Receivable for shares of beneficial interest sold	–	5,167	–
Interest receivable	8	130	–
Prepaid expenses	32	23	33
Total Assets	25,030	886,394	17,142

LIABILITIES
Payable for shares of beneficial interest redeemed	–	3,885	–
Dividends payable
Institutional Shares	–	29	–
Advisor Shares	–	6	–
Investment advisory fees payable	–	85	–
Administration fees payable	2	23	2
Custodian fees payable	–	12	–
Transfer agent fees payable	–	23	–
Trustee fees payable	–	19	–
Other liabilities	7	104	8
Total Liabilities	9	4,186	10
TOTAL NET ASSETS	$25,021	$882,208	$17,132

(1) Investments in non-affiliates at cost	$24,990	$706,074	$17,109
Repurchase agreements at cost	–	145,000	–
Investments in affiliates at cost	–	30,000	–
Total Investments at cost	$24,990	$881,074	$17,109

See Notes to Financial Statements.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund

NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$ 25,019	$ 882,183	$ 17,130
Undistributed Net Investment Income	2	24	2
Accumulated Net Realized Gain (Loss) on Investments	–	1	–
Total Net Assets	$ 25,021	$ 882,208	$ 17,132

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Institutional Shares	$25,021,432	$748,971,524	$16,772,026
Institutional Shares outstanding	25,021,624	748,902,827	16,772,167
Net Asset Value, Offering and Redemption Price Per Share	$ 1.00	$ 1.00	$ 1.00
Net assets applicable to Advisor Shares	N/A	$133,236,016	N/A
Advisor Shares outstanding	N/A	133,231,344	N/A
Net Asset Value, Offering and Redemption Price Per Share	N/A	$ 1.00	N/A
Net assets applicable to Service Shares	N/A	N/A	$ 360,311
Service Shares outstanding	N/A	N/A	360,306
Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$ 1.00

See Notes to Financial Statements.

PNC Advantage Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2010 (Unaudited)

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund

Investment Income:
Interest and dividends	$ 15	$1,201	$ 21
Income from affiliate	–	53	–
Total Investment Income	15	1,254	21
Expenses:
Investment advisory fees	12	670	24
Administration fees	11	116	12
Transfer agent fees	1	45	1
Custodian fees	1	24	1
Professional fees	4	54	5
Pricing service fees	1	3	–
Printing and shareholder reports	–	16	1
Registration and filing fees	15	28	15
Trustees’ fees	–	25	1
Miscellaneous	6	48	7
Total Expenses	51	1,029	67
Less:
Waiver of investment advisory fees	(12)	(99)	(24)
Expense reimbursements:(1)
Institutional Shares	(28)	–	(24)
Net Expenses	11	930	19
Net Investment Income	4	324	2
Realized Gain on Investments:
Net Realized Gain on Investments Sold	–	1	–
Net Gain on Investments	–	1	–
Net Increase in Net Assets Resulting from Operations	$ 4	$ 325	$ 2

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

PNC Advantage Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Institutional Government Money Market Fund		Institutional Money Market Fund
	For the Six Months Ended November 30, 2010	For the Period October 1, 2009** - May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010

Investment Activities:
Net investment income	$ 4	$ 5	$ 324	$ 2,222
Net realized gain on investments sold	–	–	1	15
Net increase in net assets resulting from operations	4	5	325	2,237
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(4)	(5)	(291)	(2,137)
Advisor Shares	–	–	(33)	(85)
Total dividends and distributions	(4)	(5)	(324)	(2,222)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	25,012	15,000	1,342,254	4,112,644
Advisor Shares	–	–	416,553	597,273
Reinvestment of dividends:
Institutional Shares	4	5	14	394
Advisor Shares	–	–	1	15
Total proceeds from shares issued and reinvested	25,016	15,005	1,758,822	4,710,326
Value of shares redeemed:
Institutional Shares	(15,000)	–	(1,457,775)	(5,654,815)
Advisor Shares	–	–	(318,441)	(769,140)
Total value of shares redeemed	(15,000)	–	(1,776,216)	(6,423,955)
Increase (decrease) in net assets from share transactions	10,016	15,005	(17,394)	(1,713,629)
Total increase (decrease) in net assets	10,016	15,005	(17,393)	(1,713,614)
Net Assets:
Beginning of period	15,005	–	899,601	2,613,215
End of period*	$ 25,021	$15,005	$ 882,208	$ 899,601

*Including undistributed net investment income	$ 2	$ 2	$ 24	$ 24

**Commencement of operations

See Notes to Financial Statements.

PNC Advantage Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Institutional Treasury Money Market Fund
	For the Six Months Ended November 30, 2010	For the Period October 1, 2009** - May 31, 2010
Investment Activities:
Net investment income	$ 2	$ 1
Net increase in net assets resulting from operations	2	1
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(2)	(1)
Total dividends and distributions	(2)	(1)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	196,242	15,089
Service Shares	10,020	–
Reinvestment of dividends:
Institutional Shares	1	1
Total proceeds from shares issued and reinvested	206,263	15,090
Value of shares redeemed:
Institutional Shares	(194,561)	–
Service Shares	(9,660)	–
Total value of shares redeemed	(204,221)	–
Increase in net assets from share transactions	2,042	15,090
Total increase in net assets	2,042	15,090
Net Assets:
Beginning of period	15,090	–
End of period*	$ 17,132	$15,090

*Including undistributed net investment income	$ 2	$ 2

**Commencement of operations

See Notes to Financial Statements.

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

1. Fund Organization

PNC Advantage Funds (the “Trust”), formerly known as Allegiant Advantage Funds, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust that was organized on May 18, 1993. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”). Each of the Funds is authorized to issue various classes of shares. Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Funds, and is substantially the same in all respects, except that the Advisor and Service Shares are subject to a shareholder services fee.

Effective February 8, 2010, each investment portfolio of the Trust was renamed as a PNC investment portfolio.

Effective October 1, 2009, the Trust began offering the Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund.

Effective October 1, 2009, the Funds began offering Service Shares.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, are valued at amortized cost. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2010 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Investment Trusts – investments in open-end mutual funds which are valued at their closing net asset value.

Fixed Income Securities – Pricing service supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on the Fund’s own assumptions in determining fair value of investments.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

The Funds did not have any significant transfers between Level 1 and Level 2 during the six months ended November 30, 2010.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2010 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments using the effective interest method. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of average net assets of the Funds. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all share classes, investment income, and realized and unrealized gains and losses on investments are allocated to each share class based upon the relative daily net assets of each share class. Shareholder services fees relating to a specific share class are charged directly to that share class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Adviser

On September 29, 2009, Allegiant Asset Management Company (“Allegiant”), the former investment adviser to the Trust, merged with PNC Capital Advisors, Inc. (“PCA”), its affiliate, to form PNC Capital Advisors, LLC (“PNC Capital”) (the “Merger”). Allegiant became an affiliate of PCA upon the acquisition of its parent company, National City Corporation (“NCC”), by The PNC Financial Services Group, Inc. (“PNC Group”) on December 31, 2008. PNC Group subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PCA to form PNC Capital. References in this report to the “Adviser” concerning matters prior to September 29, 2009 refer to Allegiant Asset Management Company and references concerning matters after September 29, 2009 refer to PNC Capital.

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with the Adviser, an indirect wholly-owned subsidiary of PNC Group, are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six months ended November 30, 2010.

	Annual Rate	Fee Waiver*	Expense Reimbursement*
Institutional Government Money Market Fund	0.15%	0.15%	0.35%
Institutional Money Market Fund	0.15%	0.02%	0.00%
Institutional Treasury Money Market Fund	0.15%	0.15%	0.16%

*    The Adviser has voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.05% for the Institutional Government Money Market Fund and the Institutional Money Market Fund and of at least 0.01% for the Institutional Treasury Money Market Fund. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor and Service Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

The Funds suspended payment of Shareholder Service Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Custodian Fees

On July 1, 2010, PNC Group sold the outstanding stock of PNC Global Investment Servicing (US) Inc. (“PNC Global”) to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global changed its name to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). PFPC Trust Co. will change its name to BNY Mellon Investment Servicing Trust Company on or about July 1, 2011.

PFPC Trust Co., an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the PNC Funds, another registered investment company managed by the Adviser. The Custodian fees for the Trust and PNC Funds are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and PNC Funds, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and PNC Funds and 0.001% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and PNC Funds based on each Fund’s relative average daily net assets. PFPCTrust Co. also receives other transaction-based charges and is reimbursed for out-of-pocket expenses. One of the officers of BNY Mellon is Assistant Treasurer of the Trust and PNC Funds.

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

Trustees’ Fees

Each Trustee receives an annual fee of $45,000 plus $3,000 for each combined Board meeting of the Trust and PNC Funds attended in person, and such amount, up to a maximum of $2,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Co-Chairmen of the Board each receive an additional fee of $16,000 per year and the Chairman of the Audit Committee receives an additional fee of $4,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and PNC Funds based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets; and 0.0100% of each Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.0100% of each Fund’s average net assets. BNY Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2010, BNY Mellon received $46,945 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

Affiliated Fund

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio. The were no purchases and sales of BlackRock Funds for the six months ended November 30, 2010. Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

Details of affiliated holdings at November 30, 2010 are included in the respective Fund’s Schedule of Investments.

4. Federal Income Taxes

Each of the Funds intends to continue to qualify for tax treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed the Funds’ tax positions through the current six months ended November 30, 2010 and for all open tax years (years ended May 31, 2008 through May 31, 2010) and has concluded that no provision for income tax is required in the Funds’ financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, distribution payables, deferred organizational costs and use of equalization. The character of dividends and/or distributions made during the year from net investment income or net realized capital gains, and the timing of such dividends and/or distributions made in the fiscal year in which the amounts are distributed may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent these differences are permanent; adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the year ended May 31, 2010:

	Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in-Capital (000)
Institutional Government Money Market Fund	$2	$ –	$ (2)
Institutional Money Market Fund	–	(15)	15
Institutional Treasury Money Market Fund	2	–	(2)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2010 the Funds had no capital loss carryforwards available to offset future realized capital gains.

5. Market and Credit Risk

Each of the Funds may invest up to 5% of net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A”), as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

6. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

7. Recent Accounting Pronouncement

In January 2010, the FASB issued new guidance to improve disclosures about fair value measurement. The new guidance requires disclosure of significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. It also clarifies existing disclosures regarding the level of disaggregation and inputs and valuation techniques used to measure fair value for measurements that fall within level 2 or level 3 of the fair value hierarchy as well as the reasons for all transfers into and out of Level 3. This guidance is effective for fiscal years beginning after December 15, 2009. The Funds have adopted this accounting guidance and it did not have a material impact on the amounts reported in the Funds’ financial statements. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items on a gross basis rather than on a net basis), effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance will not have a material impact on the amounts reported in the Funds’ financial statements.

8. U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

The Board approved the participation by the Institutional Money Market Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Institutional Money Market Fund paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009, respectively, based on the net asset value of the Fund as of September 19, 2008.

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

9. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

PNC Advantage Funds

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

(Unaudited)

Proxy Voting and Quarterly Schedules of Investments

A description of the policies and procedures that PNC Advantage Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how PNC Advantage Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Funds’ website at pncfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890 or visiting the Trust’s website at pncfunds.com. They also are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Advantage Funds can be found by visiting the Funds’ website at pncfunds.com.

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser

PNC Capital Advisors, LLC

Two Hopkins Plaza, 4th Floor

Baltimore, MD 21201

Underwriter

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Bolyston Street

Boston, MA 02199-3600

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

PNC Capital Advisors, LLC

Two Hopkins Plaza

Baltimore, MD 21201

PNC ADVANTAGE FUNDS

ADV-SA-001-1210

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	January 26, 2011

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	January 26, 2011

*	Print the name and title of each signing officer under his or her signature.